Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		7/1/2018
	Collection Period Ending Date		7/31/2018
	Collection Period		21
	Payment Date		8/15/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.739426	$332,741,739.56	$32,848,872.91	$299,892,866.65
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$647,741,739.56	$32,848,872.91	$614,892,866.65
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$655,241,739.56	$32,848,872.91	$622,392,866.65
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$332,741,739.56	$440,882.80
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$647,741,739.56	$976,776.55
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,626,214.06
(21)	Principal Collections		$19,854,885.16
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$12,403,112.87
(24)	Liquidation Proceeds		$187,978.52
(25)	Recoveries		$118,888.85
(26)	Investment Earnings		$—
(27)	Total Collections		$35,191,079.46
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$35,191,079.46
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$546,034.78	$546,034.78	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$440,882.80	$440,882.80	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$9,598,872.91	$9,598,872.91	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$819,395.22	$819,395.22	$—
			$35,191,079.46	$35,191,079.46
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$9,598,872.91
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$32,848,872.91
	4. POOL INFORMATION
(53)	Pool Balance		$622,392,867
(54)	Number of Receivables Outstanding		55,338
(55)	Weighted Average Contract Rate		4.77%
(56)	Weighted Average Maturity		39.18
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$42,558.44
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(42,558.44)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$402,762.15	68	$5,922.97
(74)	Recoveries for Collection Period		$118,888.85	87	$1,366.54
(75)	Net Losses/(Recoveries) for Collection Period		$283,873.30
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$5,853,676.39
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.39025%

		7/31/2018	6/30/2018	5/31/2018	4/30/2018
(79)	Pool Balance at end of collection period	$622,392,867	$655,241,740	$687,733,404	$721,987,867
(80)	Number of receivables outstanding	55,338	57,066	58,694	60,339

(81)	Average month end Pool Balance	$638,817,303	$671,487,572	$704,860,636	$739,315,607
(82)	Realized Losses for Collection Period	$402,762	$266,852	$261,994	$325,773
(83)	Recoveries for Collection Period	$118,889	$98,523	$145,747	$54,085
(84)	Net Losses/(Recoveries) for Collection Period	$283,873	$168,330	$116,247	$271,688
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.757%	0.477%	0.446%	0.529%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.533%	0.301%	0.198%	0.441%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.366%

		7/31/2018	6/30/2018	5/31/2018	4/30/2018
(88)	Receivables 31-59 Days Delinquent	$5,413,528.25	$5,197,529.83	$5,328,067.94	$4,665,582.65
(89)	$ As % of Ending Pool Balance	0.870%	0.793%	0.775%	0.646%
(90)	# of Receivables	437	404	412	359
(91)	# As % of Ending Pool # of Receivables	0.790%	0.708%	0.702%	0.595%
(92)	Receivables 60-89 Days Delinquent	$939,321.54	$1,073,510.88	$800,345.34	$1,186,784.80
(93)	$ As % of Ending Pool Balance	0.151%	0.164%	0.116%	0.164%
(94)	# of Receivables	88	94	65	92
(95)	# As % of Ending Pool # of Receivables	0.159%	0.165%	0.111%	0.152%
(96)	Receivables 90 - 119 Days Delinquent	$584,683.36	$413,310.47	$648,259.52	$385,173.90
(97)	$ As % of Ending Pool Balance	0.094%	0.063%	0.094%	0.053%
(98)	# of Receivables	53	35	55	36
(99)	# As % of Ending Pool # of Receivables	0.096%	0.061%	0.094%	0.060%
(100)	Receivables 120+ Days Delinquent	$121,114.66	$287,488.43	$199,097.82	$220,428.82
(101)	$ As % of Ending Pool Balance	0.019%	0.044%	0.029%	0.031%
(102)	# of Receivables	17	26	19	17
(103)	# As % of Ending Pool # of Receivables	0.031%	0.046%	0.032%	0.028%
(104)	Total Delinquencies	$7,058,647.81	$6,971,839.61	$6,975,770.62	$6,457,970.17
(105)	$ As % of Ending Pool Balance	1.134%	1.064%	1.014%	0.894%
(106)	# of Receivables	595	559	551	504
(107)	# As % of Ending Pool # of Receivables	1.075%	0.980%	0.939%	0.835%
(108)	Receivables 60+ Days Delinquent	$1,645,119.56	$1,774,309.78	$1,647,702.68	$1,792,387.52
(109)	$ As % of Ending Pool Balance	0.264%	0.271%	0.240%	0.248%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$568,175.23	$522,268.77	$555,535.80	$428,863.74
(112)	# of Receivables	49	38	40	36

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
August 10, 2018